Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Percentage of holds an interest	85.40%
Cash equivalents
Debts expense
Impairment expense
Impairment losses on the disposal of fixed assets
Construction in progress	408,812	239,220
Advertising costs	111,416	11,571
Stock-based compensation	2,744,884	$ 431,500
Construction in Progress [Member]
Estimated cost of construction	$ 1,700,000